Share Based-Payment Reserves (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Issued capital [abstract]
Schedule of Equity - Share-Based Payments Reserve
	Consolidated
	31 Dec 2023	30 Jun 2023
	A$	A$

Share based payment reserve	8,822,883	8,726,228

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Share-based payments reserve	8,726,228	7,309,323

Schedule of Movements in Each Class of Reserve

Movements in each class of reserve during the current financial half-year are set out below:

Consolidated	31 Dec 2023	30 Jun 2023
	A$	A$

Opening balance	8,726,228	7,309,323
Options expense in period (note 16)	401,582	1,116,829
Performance expense in period (note 16)	(304,927)	300,076

Carrying balance	8,822,883	8,726,228

Movements in each class of reserve during the financial years are set out below:

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Opening balance	7,309,323	6,733,118
Movement in reserve due to deconsolidation of Snow Lake Resources (note 8)	-	(1,043,848)
Options expense in period (note 26)	1,116,829	1,457,000
Performance rights granted (note 26)	300,076	163,053

Closing balance	8,726,228	7,309,323